TWO ROADS SHARED TRUST

March 5, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Two Roads Shared Trust (the “Trust”)

(1933 Act Registration No. 333-182417)

(1940 Act Registration No. 811-22718)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectus and Statement of Additional Information dated March 1, 2026 for the Trust’s Conductor Global Equity Value ETF, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Trust’s Post-Effective Amendment No. 432 to its Registration Statement on Form N-1A under the 1933 Act and Amendment No. 435 under the Investment Company Act of 1940, as amended, which was filed electronically on February 27, 2026.

Questions related to this filing may be directed to Stacy Louizos of Blank Rome LLP at (212) 885-5147.

Sincerely,

/s/ Timothy Burdick

Timothy Burdick

Vice President and Secretary

Two Roads Shared Trust